Employee Benefit Plans	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
    In the United Kingdom, the Company makes contributions to private defined benefit pension schemes on behalf of its employees. The Company expensed $1.3 million, $1.0 million, $0.2 million, and $0.5 million in contributions in the years ended December 31, 2020 and 2019, three months ended December 2018, and the year ended September 30, 2018, respectively.

    In the United States, the Company established a defined contribution savings plan under Section 401(k) of the Internal Revenue Code subsequent to September 30, 2018. The plan covers substantially all U.S. employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis. The Company matches employee contributions up to four percent of the employee’s annual salary. The Company expensed $0.3 million, $0.2 million and $18,000 in contributions in the years ended December 31, 2020 and 2019 and the three months ended December 31, 2018, respectively. No matching contributions were recorded for the year ended September 30, 2018. The Company pays all administrative fees related to the Plan.